Summary of Significant Accounting Policies - Schedule of Translation of Foreign Currencies (Details)	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024
SGD: US$1 [Member]
Schedule of Translation of Foreign Currencies [Line Items]
Exchange rates	1.2903	1.3445	1.2831
Average exchange rate	1.2921	1.338	1.3362
HKD: US$1 [Member]
Schedule of Translation of Foreign Currencies [Line Items]
Exchange rates	7.7809	7.7799	7.7693
Average exchange rate	7.8119	7.793	7.2023
MYR: US$1 [Member]
Schedule of Translation of Foreign Currencies [Line Items]
Exchange rates	4.206	4.4365	4.121
Average exchange rate	4.265	4.5067	4.3513
RMB: US$1 [Member]
Schedule of Translation of Foreign Currencies [Line Items]
Exchange rates	7.119	7.2567	7.0176
Average exchange rate	7.1947	7.2163	7.2023
BRL: US$1 [Member]
Schedule of Translation of Foreign Currencies [Line Items]
Exchange rates	5.3269	5.7405	5.4509
Average exchange rate	5.5591	5.6071	5.3784
AED: US$1 [Member]
Schedule of Translation of Foreign Currencies [Line Items]
Exchange rates	3.673	3.673
Average exchange rate	3.6728	3.6729
THB: US$1 [Member]
Schedule of Translation of Foreign Currencies [Line Items]
Exchange rates	32.47
Average exchange rate	32.6931
JPY: US$1 [Member]
Schedule of Translation of Foreign Currencies [Line Items]
Exchange rates	147.97
Average exchange rate	146.0118